EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

GOVERNMENT AGENCIES -- 100.6%

PRINCIPAL
AMOUNT      SECURITY                                  VALUE
-----------------------------------------------------------------
Banks and Money Services -- 87.8%
-----------------------------------------------------------------
               FEDERAL FARM CREDIT BANK DISCOUNT
               NOTE
 $3,000        1.75%, 1/15/02                         $ 2,997,958
               FEDERAL HOME LOAN BANK DISCOUNT NOTE
  2,203        1.75%, 1/11/02                           2,201,929
               FEDERAL HOME LOAN MORTGAGE
               CORPORATION
  2,069        1.75%, 1/29/02                           2,066,184
               FEDERAL HOME LOAN MORTGAGE
               CORPORATION DISCOUNT NOTE
  1,500        1.74%, 2/22/02                           1,496,230
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
  1,600        1.77%, 1/10/02                           1,599,292
  1,500        1.74%, 2/21/02                           1,496,303
               INTERNATIONAL BANK FOR RECONSTRUCTION
               & DEVELOPMENT (WORLD BANK)
  2,000        1.75%, 1/22/02                           1,997,958
-----------------------------------------------------------------
                                                      $13,855,854
-----------------------------------------------------------------
Financial Services -- 12.8%
-----------------------------------------------------------------
               STUDENT LOAN MARKETING ASSOCIATION
               DISCOUNT NOTE
 $2,024        1.47%, 1/2/02                          $ 2,023,918
-----------------------------------------------------------------
                                                      $ 2,023,918
-----------------------------------------------------------------
Total Government Agencies
   (identified cost $15,879,772)                      $15,879,772
-----------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $15,879,772)                      $15,879,772
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%              $   (90,794)
-----------------------------------------------------------------
Net Assets -- 100%                                    $15,788,978
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $15,879,772)         $15,879,772
Cash                                              214
Receivable for investments sold                   699
Receivable from the Manager                     1,304
Prepaid expenses                                  160
-----------------------------------------------------
TOTAL ASSETS                              $15,882,149
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for service fees     $    14,463
Payable for Fund shares redeemed               76,140
Accrued expenses                                2,568
-----------------------------------------------------
TOTAL LIABILITIES                         $    93,171
-----------------------------------------------------
NET ASSETS FOR 1,579,368 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $15,788,978
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $15,793,679
Accumulated distributions in excess of
   net investment income                       (4,701)
-----------------------------------------------------
TOTAL                                     $15,788,978
-----------------------------------------------------
Net Asset Value, Offering Price
and Redemption Price Per Share
-----------------------------------------------------
($15,788,978  DIVIDED BY 1,579,368
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $     10.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2001(1)
Investment Income
--------------------------------------------------
Interest                                  $153,284
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $153,284
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 33,265
Administration fee                          14,463
Service fees                                14,463
Custodian fee                                8,590
Legal services                               1,500
Transfer and dividend disbursing agent
   fees                                      1,122
Miscellaneous                                1,593
--------------------------------------------------
TOTAL EXPENSES                            $ 74,996
--------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $  1,304
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  1,304
--------------------------------------------------

NET EXPENSES                              $ 73,692
--------------------------------------------------

NET INVESTMENT INCOME                     $ 79,592
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 79,592
--------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2001(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $             79,592
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $             79,592
--------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $            (84,293)
--------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $            (84,293)
--------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $         19,780,043
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            84,293
   Cost of shares redeemed                          (4,170,657)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         15,693,679
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         15,688,978
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,000
--------------------------------------------------------------
AT END OF PERIOD                          $         15,788,978
--------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
--------------------------------------------------------------
AT END OF PERIOD                          $             (4,701)
--------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment income                         $ 0.129
-----------------------------------------------------------------

Less distributions
-----------------------------------------------------------------
From net investment income                    $(0.129)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.129)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $10.000
-----------------------------------------------------------------

TOTAL RETURN                                     1.35%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $15,789
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                  1.26%(3)
   Net investment income                         1.37%(3)
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment gain per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                      1.28%(3)
   Net investment income                         1.35%(3)
Net investment income per
   share                                      $ 0.127
-----------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 1, 2001, to December 31, 2001.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Under normal market conditions, the Fund invests primarily in interests in senior floating-rate loans (Senior Loans). During the period, the Fund was invested exclusively in money market instruments. The Fund will remain invested in money market instruments until the Fund's investment adviser, Eaton Vance Management (EVM) can effectively invest the Fund's assets into a diversified pool of Senior Loans. Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. Eaton Vance Management (EVM) values liquid Senior Loans on the basis of prices furnished by one or more pricing services. Other Senior Loans are valued at fair value by the Fund's investment advisor, EVM, under procedures established by the Trustees as permitted by
   Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

 B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan.

 C Income Taxes -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                              PERIOD ENDED
                                              DECEMBER 31, 2001(1)
    ---------------------------------------------------------------------
    Sales                                                       1,978,004
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                                    8,429
    Redemptions                                                  (417,065)
    ---------------------------------------------------------------------
    NET INCREASE                                                1,569,368
    ---------------------------------------------------------------------

 (1) For the period from the start of business May 1, 2001, to December 31, 2001.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Fund. For the period from the start of business, May 1, 2001 to December 31, 2001, the fee amounted to $33,265. EVM voluntarily waived $1,304 of the investment advisory fee. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   The fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% (annualized) of the Fund's average daily net assets. For the period from the start of business, May 1, 2001 to December 31, 2001, the fee amounted to $14,463.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Service Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   to 0.25% of daily average net assets. Service fee payments for the period from the start of business, May 1, 2001 to December 31, 2001 amounted to $14,463.

6 Purchases and Sales of Investments
-------------------------------------------
   Under normal circumstances, the Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The Fund had no long term purchases or sales for the period. During the period, the Fund's investment activities were limited to the purchases and sale or maturity of short-term obligations.

7 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $685 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the period from the start of business, May 1, 2001 to December 31, 2001.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE
VARIABLE TRUST AND SHAREHOLDERS OF
EATON VANCE VT FLOATING-RATE INCOME FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance VT Floating-Rate Income Fund (the
Fund), one of the series constituting Eaton Vance Variable Trust, as of December 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, May 1, 2001, to December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance VT Floating-Rate Income Fund at December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period from the start of business, May 1, 2001, to December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2002

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance VT Floating-Rate Income Fund are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                                                                       NUMBER OF PORTFOLIOS
                           POSITION(S)         TERM OF                                   IN FUND COMPLEX
     NAME, ADDRESS           WITH THE         OFFICE AND      PRINCIPAL OCCUPATION(S)      OVERSEEN BY       OTHER DIRECTORSHIPS
        AND AGE                FUND       LENGTH OF SERVICE   DURING PAST FIVE YEARS        TRUSTEE***               HELD
---------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz*    Trustee         Trustee Since 2000  President and Chief              163
Age 42                                                        Executive Officer of
The Eaton Vance Building                                      National Financial
255 State Street                                              Partners (financial
Boston, MA 02109                                              services company)
                                                              (since April 1999).
                                                              President and Chief
                                                              Operating Officer of
                                                              John A. Levin & Co.
                                                              (registered investment
                                                              advisor) (July 1997 to
                                                              April 1999). Formerly,
                                                              Executive Vice
                                                              President of Smith
                                                              Barney Mutual Funds
                                                              (July 1994 to June
                                                              1997).
James B. Hawkes**         President and   President and       Chairman, President and          167           Director of EVC, EV
Age 60                    Trustee         Trustee Since 2000  Chief Executive Officer                        and EVD.
The Eaton Vance Building                                      of BMR, Eaton Vance and
255 State Street                                              their corporate parent
Boston, MA 02109                                              and trustee (EVC and
                                                              EV); Vice President of
                                                              EVD. President or
                                                              officer of 167 funds
                                                              managed by Eaton Vance
                                                              or its affiliates.
---------------------------------------------------------------------------------------------------------------------------------

 * Ms. Bibliowicz is deemed to be an interested person of the Fund because of her affiliation with a brokerage firm.
 ** Mr. Hawkes is deemed to be "interested" by reason of his affiliations with Eaton Vance Management ("EVM") the Fund's investment adviser, and Eaton Vance Corp. ("EVC") a holding company which owns all of the outstanding stock of EVM; and of EVM's trustee, Eaton Vance, Inc. (EV) which is a wholly-owned subsidiary of EVC.
 *** Represents both master and feeder funds in various master-feeder structures.

DISINTERESTED DIRECTORS(S)

                           POSITION(S)         TERM OF                                 NUMBER OF PORTFOLIOS
     NAME, ADDRESS           WITH THE         OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX     OTHER DIRECTORSHIPS
        AND AGE                FUND       LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE           HELD
---------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee Since 2000  President of Dwight              167           Trustee/Director of
Age 70                                                        Partners, Inc.                                 the Royce Funds
The Eaton Vance Building                                      (corporate relations                           (consisting of 17
255 State Street                                              and communications                             portfolios).
Boston, MA 02109                                              company).
Samuel L. Hayes, III      Trustee         Trustee Since 2000  Jacob H. Schiff                  167           Director of
Age 66                                                        Professor of Investment                        Tiffany & Co.
The Eaton Vance Building                                      Banking Emeritus,                              Director of
255 State Street                                              Harvard University                             Telect, Inc.
Boston, MA 02109                                              Graduate School of
                                                              Business
                                                              Administration.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                           POSITION(S)         TERM OF                                 NUMBER OF PORTFOLIOS
     NAME, ADDRESS           WITH THE         OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX     OTHER DIRECTORSHIPS
        AND AGE                FUND       LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE           HELD
---------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer          Trustee         Trustee Since 2000  Chairman and Chief               167
Age 66                                                        Operating Officer,
The Eaton Vance Building                                      Hellman, Jordan
255 State Street                                              Management Co., Inc.
Boston, MA 02109                                              (an investment
                                                              management company) and
                                                              President, Jordan
                                                              Simmons Capital LLC
                                                              (manager of energy
                                                              related investments)
                                                              (since November 2000).
                                                              President, Unicorn
                                                              Corporation (investment
                                                              and financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman of
                                                              the Board, United Asset
                                                              Management Corporation
                                                              (a holding company
                                                              owning institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds).
Lynn A. Stout             Trustee         Trustee Since 2000  Professor of Law,                162
Age 44                                                        University of
The Eaton Vance Building                                      California at Los
255 State Street                                              Angeles School of Law
Boston, MA 02109                                              (since July 2001).
                                                              Formerly, Professor of
                                                              Law, Georgetown
                                                              University Law Center
                                                              (prior to July 2001).
Jack L. Treynor Age 71    Trustee         Trustee Since 2000  Investment Adviser and           164
The Eaton Vance Building                                      Consultant.
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)         TERM OF                                 NUMBER OF PORTFOLIOS
     NAME, ADDRESS           WITH THE         OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX     OTHER DIRECTORSHIPS
        AND AGE                FUND       LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE           HELD
---------------------------------------------------------------------------------------------------------------------------------
Thomas P. Huggins         Vice President  Vice President      Vice President since              --                    --
Age 36                                    Since 2000          April, 1997. Officer of
The Eaton Vance Building                                      various investment
255 State Street                                              companies managed by EV
Boston, MA 02109                                              and BMR. Formerly a
                                                              fixed income trader for
                                                              John Hancock Mutual
                                                              Funds
Samuel D. Isaly           Vice President  Vice President      Managing Partner of               --            Director of Orchid
Age 57                                    Since 2000          Orbimed since 1998.                                Biosciences
The Eaton Vance Building                                      President of Mehta and
255 State Street                                              Isaly Management, Inc.
Boston, MA 02109                                              from 1989 to 1998
Jacob Rees-Mogg           Vice President  Vice President      Director and Portfolio            --                    --
Age 32                                    Since 2000          Manager of Lloyd George
The Eaton Vance Building                                      Management (Europe) Ltd
255 State Street
Boston, MA 02109
Scott H. Page             Vice President  Vice President      Vice President of Eaton           --                    --
Age 42                                    Since 2000          Vance and BMR. Officer
The Eaton Vance Building                                      of various investment
255 State Street                                              companies managed by EV
Boston, MA 02109                                              and BMR

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)         TERM OF                                 NUMBER OF PORTFOLIOS
     NAME, ADDRESS           WITH THE         OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX        OTHER TRUSTEE
        AND AGE                FUND       LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE      POSITIONS HELD
---------------------------------------------------------------------------------------------------------------------------------
Duncan W. Richardson      Vice President  Vice President      Senior Vice President             --                    --
Age 44                                    Since 2000          and Chief Equity
The Eaton Vance Building                                      Investment Officer
255 State Street                                              since 2001. Prior to
Boston, MA 02109                                              that Mr. Richardson was
                                                              Senior Vice President
                                                              of EVM and BMR.
Payson F. Swaffield       Vice President  Vice President      Vice President of Eaton           --                    --
Age 45                                    Since 2000          Vance and BMR. Officer
The Eaton Vance Building                                      of various investment
255 State Street                                              companies managed by EV
Boston, MA 02109                                              and BMR.
Michael W. Weilheimer     Vice President  Vice President      Vice President of Eaton           --                    --
Age 40                                    Since 2000          Vance and BMR. Officer
The Eaton Vance Building                                      of various investment
255 State Street                                              companies managed by EV
Boston, MA 02109                                              and BMR.
James L. O'Connor         Treasurer       Treasurer Since     Vice President of BMR             --                    --
Age 56                                    2000                and Eaton Vance; Vice
The Eaton Vance Building                                      President of EVD.
255 State Street                                              Treasurer of 167 funds
Boston, MA 02109                                              managed by Eaton Vance
                                                              and its affiliates.
Alan R. Dynner            Secretary       Secretary Since     Vice President,                   --                    --
Age 61                                    2000                Secretary and Chief
The Eaton Vance Building                                      Legal Officer of BMR,
255 State Street                                              Eaton Vance and EVC;
Boston, MA 02109                                              Vice President,
                                                              Secretary and Clerk of
                                                              EVD. Secretary of 167
                                                              funds managed by Eaton
                                                              Vance and its
                                                              affiliates.

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